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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the quarter ended August 31, 2009. These series have May 31 fiscal year end.

Date of reporting period: August 31, 2009

Item 1 – Schedule of Investments

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.9%
AIRPORT 1.8%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$3,000,000	$1,946,760
Houston, TX Arpt. Sys. Spl. Facs. RB, Continental Airlines, Inc., Ser. E, 6.75%, 07/01/2029	1,000,000	848,610

		2,795,370

COMMUNITY DEVELOPMENT DISTRICT 28.5%
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,540,000	1,418,107
Ser. B, 5.20%, 05/01/2014	1,000,000	646,670
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	985,000	919,635
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,400,000	2,091,168
Ser. B, 5.70%, 05/01/2010	1,545,000	1,449,565
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	910,000	812,703
Ser. B, 5.30%, 11/01/2009	155,000	150,683
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,865,000	2,340,103
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,195,000	988,074
6.375%, 05/01/2035	1,285,000	803,395
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,150,025
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	620,000	481,783
Heritage Isle at Viera, FL CDD Recreational Facs. RB, 7.10%, 10/01/2023 • +	2,150,000	1,114,969
Heritage Lake Park, FL CDD Spl. Assmt. RB, 5.70%, 05/01/2036	890,000	599,290
Indian Trace, FL CDD RB, Water Mgmt., Spl. Benefit, 8.25%, 05/01/2011	950,000	947,796
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	2,900,000	2,862,242
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,434,646	1,410,831
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,805,000	2,113,147
Ser. A, 7.65%, 05/01/2032	1,840,000	1,841,969
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,410,000	856,956
Heron Bay Proj., 7.00%, 05/01/2019	1,307,000	1,306,948
Overoaks, FL CDD Capital Impt. RB:
Ser. A, 6.125%, 05/01/2035 • +	960,000	514,934
Ser. B, 5.125%, 05/01/2009 • +	700,000	349,580
Pine Ridge Plantation, FL CDD Capital Impt. RB, Ser. A, 5.40%, 05/01/2037	1,045,000	531,707
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	2,915,000	2,762,662
Portico, FL CDD Capital Impt. RB, 5.45%, 05/01/2037	5,000,000	2,806,850
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036 +	3,090,000	1,401,995
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037 +	3,465,000	1,500,726
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,605,000	4,965,761
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037 +	5,335,000	2,541,274
World Commerce Ctr. Florida CDD Spl. Assmt. RB, 5.50%, 05/01/2038 •	2,000,000	782,360

		45,463,908

CONTINUING CARE RETIREMENT COMMUNITY 21.3%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,540,060
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,055,800
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,318,508
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	3,750,000	3,426,112
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,115,000	2,810,197
6.375%, 10/01/2025	6,575,000	5,336,927
Nassau Cnty., NY Indl. Dev. Agcy. RB, Amsterdam at Harborside, Ser. B, 5.50%, 01/01/2028	1,250,000	1,151,388
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminster Proj., Ser. A, 5.75%, 10/01/2037	2,000,000	1,463,140

1

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
St. John’s Cnty., FL IDA RB, Glenmoor Proj., Ser. A:
8.00%, 01/01/2020	$5,000,000	$5,211,850
8.00%, 01/01/2023	4,500,000	4,690,665

		34,004,647

EDUCATION 4.4%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 9.14%, 12/01/2036 *	3,800,000	4,053,688
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	2,000,000	2,042,660
Pima Cnty., AZ IDA RB, Legacy Traditional Sch. Proj., 8.50%, 07/01/2039	1,000,000	1,003,100

		7,099,448

ELECTRIC REVENUE 0.7%
North Carolina Eastern Muni. Power Agcy. RB, Ser. C, 6.75%, 01/01/2024	1,000,000	1,129,960

GENERAL OBLIGATION – STATE 1.3%
Hawaii Dept. of Budget and Fin. Spl. Purpose GO, Hawaiian Elec. Co. Proj., 6.50%, 07/01/2039	2,000,000	2,088,360

HOSPITAL 13.4%
Colorado Hlth. Facs. Auth. RRB:
Adventist Hlth. Sunbelt, Ser. D, 5.25%, 11/15/2035	2,000,000	1,917,480
Valley View Assn. Proj., 5.00%, 05/15/2027	1,375,000	1,189,719
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. B, 7.25%, 12/01/2035	1,000,000	1,095,050
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,695,000	3,161,331
New Jersey Hlth. Care Facs. Fin. Auth. RRB, St. Joseph’s Hlth. Care Sys., 6.625%, 07/01/2038	2,000,000	1,813,860
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	3,000,000	2,428,710
Sullivan Cnty., TN Hlth. Ed. & Hsg. Facs. RRB, Wellmont Hlth. Proj., Ser. A, 5.44%, 09/01/2032	1,000,000	667,680
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	4,836,552
West Virginia Hosp. Fin. Auth. RRB, Thomas Hlth. Sys. Proj., 6.50%, 10/01/2038	4,000,000	3,326,240
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Hlth. Care, Inc. Proj., 6.10%, 05/01/2034	1,000,000	938,250

		21,374,872

HOUSING 1.4%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,237,820

INDUSTRIAL DEVELOPMENT REVENUE 9.1%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,306,808
6.75%, 07/01/2029	2,380,000	1,898,003
Oklahoma Dev. Fin. Auth. RB, Solid Waste Disposal, Ser. A, 7.00%, 12/01/2021	2,500,000	2,581,075
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	3,030,000	2,741,544
Warren Cnty., MS Gulf Opportunity Zone Intl. Paper RB, Ser. A, 6.50%, 09/01/2032	5,000,000	4,906,500

		14,433,930

MISCELLANEOUS REVENUE 6.1%
Lower Colorado River Texas Auth. RRB, Ser. A, 7.25%, 05/15/2037	1,000,000	1,096,370
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	2,720,000	2,531,015
Massachusetts Dev. Fin. Agcy. RB, Sabis Intl. Charter Sch., Ser. A, 8.00%, 04/15/2031	1,460,000	1,567,733
Miami-Dade Cnty., FL Spl. Obl. RB, 0.00%, 10/01/2028 ¤	3,585,000	932,960
Michigan Muni. Bond Auth. RB, Ser. D, 9.50%, 08/20/2010	2,000,000	1,999,620
Morongo Band of Mission Indians California Enterprise RB, Ser. B, 6.50%, 03/01/2028	2,000,000	1,639,580

		9,767,278

PUBLIC FACILITIES 2.7%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,145,000	1,579,900
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,300,000	2,767,351

		4,347,251

2

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 2.1%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	$3,700,000	$3,318,789

TRANSPORTATION 0.7%
North Carolina Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2039	1,000,000	1,037,190

UTILITY 0.7%
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2026	1,085,000	1,043,705

WATER & SEWER 2.7%
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power, Ser. A, 5.75%, 07/15/2039	1,000,000	1,031,850
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	2,000,000	1,983,880
New Hampshire Business Fin. Auth. RB, Solid Waste. Mgmt., Inc. Proj., 5.20%, 05/01/2027	1,400,000	1,271,816

		4,287,546

Total Investments (cost $182,510,044) 96.9%		154,430,074
Other Assets and Liabilities 3.1%		5,001,482

Net Assets 100.0%		$159,431,556

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
*	Inverse floating rate security.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percentage of total long-term investments by geographic location as of August 31, 2009:

Florida	49.1%
Texas	5.1%
North Carolina	5.0%
Georgia	3.3%
Mississippi	3.2%
Maryland	3.0%
Virginia	2.8%
Pennsylvania	2.2%
West Virginia	2.2%
Ohio	2.1%
Colorado	2.0%
Illinois	1.8%
Louisiana	1.8%
Oklahoma	1.7%
Minnesota	1.6%
Hawaii	1.4%
Maine	1.3%
Michigan	1.3%
Missouri	1.3%
New Jersey	1.2%
Tennessee	1.1%
California	1.1%
Massachusetts	1.0%
New Hampshire	0.8%
New York	0.7%
Wyoming	0.7%
Arizona	0.6%
Wisconsin	0.6%

100.0%

3

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

On August 31, 2009, the aggregate cost of securities for federal income tax purposes was $182,510,044. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,655,735 and $32,735,705 respectively, with a net unrealized depreciation of $28,079,970.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$154,430,074	$0	$154,430,074

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 102.2%
AIRPORT 3.7%
Allegheny Cnty., PA Arpt. Auth. RRB:
Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015, (Insd. by FGIC)	$4,495,000	$4,556,986
Ser. A, 5.00%, 01/01/2015, (Insd. by FSA)	5,000,000	5,100,450
Dallas-Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.50%, 11/01/2020, (Insd. by MBIA)	11,000,000	11,139,810
Ser. B, 6.25%, 11/01/2028	5,000,000	5,006,300
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	85,000	85,056
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2020, (Insd. by AMBAC)	8,460,000	8,372,016
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,033,600
Metropolitan Washington, DC Arpt. Auth. Sys. RB:
Ser. A, 5.75%, 10/01/2018	6,680,000	6,925,423
Ser. B, 0.00%, 10/01/2039 ¤	11,000,000	1,493,030
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. by MBIA)	1,750,000	1,792,158
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E, 5.75%, 05/01/2024	4,440,000	4,586,387

		51,091,216

COMMUNITY DEVELOPMENT DISTRICT 1.8%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	3,986,000	2,852,780
6.00%, 07/01/2030	7,908,000	5,041,113
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	6,025,000	4,921,160
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	294,000	294,100
6.625%, 07/01/2025	6,280,000	5,400,863
Henderson, NV Local Impt. Dist. RB:
4.90%, 03/01/2017 +	975,000	408,749
5.05%, 09/01/2017 +	2,465,000	1,028,299
5.10%, 09/01/2018 +	2,500,000	1,034,900
5.125%, 09/01/2019 +	2,975,000	1,223,945
5.15%, 09/01/2020 +	2,105,000	862,166
5.25%, 09/01/2026 +	3,500,000	1,341,060

		24,409,135

CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Connecticut Dev. Auth. RB, Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	667,462
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,011,160
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	7,245,000	6,149,049
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	4,859,250
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,016,500
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,278,900
Northwest Sr. Hsg. Edgemere Proj., 6.00%, 11/15/2036	5,000,000	4,012,950
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	3,174,780
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	7,500,000	5,514,375

		27,684,426

EDUCATION 8.7%
Alabama Pub. Sch. & College Capital Impt. RB, 5.00%, 12/01/2024	5,000,000	5,345,200
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	301,044
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,368,494
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,731,846
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,792,701
California Edl. Facs. Auth. RB, Univ. Southern California, Ser. B, 5.25%, 10/01/2039	5,000,000	5,265,450
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	250,000	260,765

1

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2023	$9,105,000	$9,481,674
9.62%, 12/01/2025 ‡	10,000,000	10,673,200
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,348,932
Connecticut Hlth. & Edl. Facs. Auth. RB, Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	1,000,000	940,290
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%, 11/01/2017	1,950,000	2,126,065
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj.:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,590,958
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,465,383
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj., 5.00%, 12/01/2026	4,000,000	3,812,920
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,191,609
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.25%, 12/01/2024	2,110,000	2,173,216
5.25%, 12/01/2026	2,340,000	2,394,826
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	6,200,000	6,332,246
Massachusetts Edl. Fin. Auth. RB, Ser. I, 6.00%, 01/01/2028	4,000,000	4,174,920
Miami-Dade Cnty., FL Edl. Facs. RB, Univ. of Miami, Ser. A, 5.75%, 04/01/2028	1,200,000	1,243,092
Michigan Pub. Edl. Facs. Auth. RB, Bradford Academy Proj., 8.75%, 09/01/2039	1,250,000	1,251,237
New Jersey EDA RB, Sch. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,286,100
New York Dorm. Auth. RB:
Non-state Supported Debt:
Brooklyn Law Sch., 5.75%, 07/01/2033	1,250,000	1,261,100
Ser. A, 5.50%, 05/01/2037	2,500,000	2,454,475
Personal Income Tax, Ser. B, 5.75%, 03/15/2036	10,000,000	10,960,600
Pima Cnty., AZ IDA RB, Legacy Traditional Sch. Proj., 8.50%, 07/01/2039	1,500,000	1,504,650
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,000,000	1,025,990
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,698,947
5.125%, 06/01/2023	1,000,000	967,810
5.125%, 06/01/2024	750,000	722,505
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,212,618
University of Illinois Auxiliary Facs. Sys. RB, Ser. A, 5.75%, 04/01/2038	5,000,000	5,373,150
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	3,926,426
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	1,017,530
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,389,427
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,523,026
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,307,553

		120,897,975

ELECTRIC REVENUE 3.8%
Georgia Muni. Elec. Auth. Power RRB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,151,660
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	499,256
Indiana Fin. Auth. Env. RB, Duke Energy, Ser. B, 6.00%, 08/01/2039	2,000,000	2,049,420
Indiana Fin. Auth. RRB, Miami Correctional, Ser. C, 5.00%, 07/01/2020	8,770,000	9,470,986
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. A:
5.50%, 04/01/2022	5,000,000	5,441,600
5.50%, 05/01/2033, (LOC: BHAC)	4,000,000	4,349,720
North Carolina Eastern Muni. Power Agcy. RB:
Ser. A, 5.50%, 01/01/2026	1,250,000	1,296,063
Ser. C, 6.75%, 01/01/2024	1,000,000	1,129,960
Pennsylvania EDA Fin. Exempt Facs. RRB, Exelon Generation Co., Ser. A, 5.00%, 12/01/2042	2,500,000	2,555,175
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,008,960
Puerto Rico Elec. Power Auth. RB, Ser. W, 5.50%, 07/01/2038	5,000,000	4,992,400

2

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
San Antonio, TX Elec. & Gas RRB, Ser. A, 5.25%, 02/01/2028	$5,000,000	$5,348,450
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	535,520
South Carolina Pub. Svcs. Auth. RRB, Ser. A, 5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,560,394
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	970,504
Ser. B:
5.00%, 01/01/2012	3,600,000	3,497,760
5.00%, 01/01/2013	2,855,000	2,717,589
5.00%, 01/01/2014	1,100,000	1,025,475

		53,600,892

GENERAL OBLIGATION – LOCAL 4.0%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,315,540
Cartersville, GA GO, 6.70%, 01/01/2012	80,000	85,344
Chemeketa, OR Cmnty. College Dist. GO, 5.50%, 06/15/2024	1,010,000	1,141,320
Dallas, TX Independent Sch. Dist. Sch. Bldg. GO, 6.375%, 02/15/2034	10,000,000	11,515,100
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,642,270
7.10%, 12/01/2013	2,000,000	2,409,440
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	528,030
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,362,460
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	475,000	503,419
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South Carolina Sch. Dist. Enhancement)	8,555,000	9,293,040
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA)	1,265,000	1,361,697
5.50%, 02/01/2026, (Insd. by FSA)	3,610,000	3,865,155
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,207,900
Lakewood Township, NJ Sch. Dist. GO, 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	444,744
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,768,379
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,655,023
Los Angeles, CA Univ. Sch. Dist. GO, Election of 2004, Ser. H, 5.00%, 07/01/2019, (Insd. by FSA)	3,500,000	3,834,215
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,099,546
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	940,629
Oakland, CA Univ. Sch. Dist. GO, Alameda Cnty. Election 2006, Ser. A, 6.125%, 08/01/2029	5,000,000	5,120,950
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,214

		55,144,415

GENERAL OBLIGATION – STATE 0.6%
Connecticut GO, Ser. A, 5.00%, 02/15/2027	3,570,000	3,892,764
District of Columbia GO, Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	719,457
Hawaii Dept. of Budget and Fin. Spl. Purpose RB, Hawaiian Elec. Co. Proj., 6.50%, 07/01/2039	3,000,000	3,132,540
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,289,916

		9,034,677

HOSPITAL 16.3%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,329,120
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. A, 5.625%, 08/15/2039	8,000,000	8,094,000
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	510,704
California Hlth. Facs. Fin. Auth. RB, Providence Htlh. Svcs., Ser. C, 12.17%, 10/01/2016 ‡	10,050,000	10,902,441
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl.:
Group A, 5.25%, 02/15/2020	5,000,000	4,436,850
Ser. A, 5.75%, 02/15/2034	6,000,000	4,774,860

3

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Chatham Cnty., GA Hosp. Auth. RB:
Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	$1,000,000	$916,440
Mem. Hlth. Univ., Ser. A, 5.50%, 01/01/2034	2,000,000	1,564,580
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	2,041,683
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,624,094
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. D, 6.25%, 10/01/2033	4,000,000	4,336,960
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	8,651,921
Connecticut Hlth. & Edl. Facs. Auth. RB, Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,001,150
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
5.00%, 12/01/2016	2,000,000	1,950,380
5.00%, 12/01/2017	3,655,000	3,541,841
5.00%, 12/01/2019	1,030,000	979,891
5.00%, 12/01/2020	3,730,000	3,509,109
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,144,050
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Healthcare Sys., Ser. B, 7.25%, 12/01/2035	10,000,000	10,950,500
Idaho Hlth. Facs. Auth. RRB, Trinity Hlth. Credit Group, Ser. B, 6.25%, 12/01/2033	3,000,000	3,199,200
Illinois Fin. Auth. RB:
Advocate Healthcare Network, Ser. D, 6.50%, 11/01/2038	5,000,000	5,426,950
Northwestern Mem. Hosp. Proj., Ser. A, 6.00%, 08/15/2039	5,000,000	5,327,650
Illinois Hlth. Facs. Auth. RB, Edward Hosp. Obligated Group A, Ser. 2001-A:
5.50%, 02/15/2014, (LOC: FSA)	2,830,000	2,936,295
5.50%, 02/15/2015, (LOC: FSA)	1,730,000	1,787,177
Illinois Hlth. Facs. Auth. RRB:
Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	2,004,747
Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by AMBAC)	1,000,000	979,060
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB:
Clarian Hlth. Obl. Group B, 5.00%, 02/15/2022	8,400,000	8,217,048
Sisters of St. Francis Hlth., 5.25%, 05/15/2041	2,000,000	1,951,560
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	3,693,150
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Anne Arundel Htlh. Sys., Ser. A, 6.75%, 07/01/2039	2,500,000	2,797,175
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,244,508
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Union Hosp. of Cecil Cnty., 4.80%, 07/01/2011	330,000	330,498
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,373,685
Michigan Hosp. Fin. Auth. RB, Healthcare Equipment Loan Program, Ser. C-18, 3.50%, 12/01/2032, (LOC: Fifth Third Bancorp)	2,000,000	2,000,000
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,157,100
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,950,675
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	2,310,000	2,418,085
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	2,825,000	2,845,340
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,798,787
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,313,873
St. Joseph’s Healthcare Sys., 6.625%, 07/01/2038	5,000,000	4,534,650
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys., Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,510,462
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,900,000	5,025,391
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	2,445,000	2,561,871
5.50%, 07/01/2018	3,670,000	3,826,856

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr., 5.50%, 02/01/2011, (Insd. by FSA)	$265,000	$268,474
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,617,152
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 04/15/2017, (Insd. by FSA)	500,000	519,430
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	10,000,000	8,280,700
St. Petersburg, FL Hlth. Facs. Auth. RRB, All Children’s Proj., Ser. A, 6.50%, 11/15/2039	5,500,000	5,741,120
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,863,487
Sullivan Cnty., TN Hlth. Ed. & Hsg. Facs. RB, Wellmont Hlth. Proj., Ser. A, 5.44%, 09/01/2032	7,000,000	4,673,760
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A, 5.00%, 02/15/2023	9,900,000	9,979,398
University Med. Ctr. Corp. Arizona Hosp. RB, 6.50%, 07/01/2039	2,000,000	2,059,780
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	771,135
Washington Hlth. Care Facs. Auth. RB, Catholic Hlth. Initiatives, Ser. D, 11.86%, 10/01/2016 ‡	16,000,000	17,048,320
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	6,000,000	6,084,720
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,098,400
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	2,715,000	2,547,349

		230,025,592

HOUSING 7.7%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,805,000	1,827,526
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,848,032
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	660,700
Colorado HFA SFHRB, Ser. D-2, 6.90%, 04/01/2029	385,000	409,759
Connecticut HFA RB:
Mtge. Fin. Program, Ser. D-1, 5.75%, 11/15/2017	550,000	552,508
Spl. Needs Hsg.:
Ser. 2, 5.25%, 06/15/2022	2,000,000	1,946,640
Ser. 7, 5.00%, 06/15/2019	1,390,000	1,541,496
District of Columbia HFA SFHRRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	800,000	826,064
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	285,000	287,158
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	500,875
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,418,717
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,106,371
Sub. Ser. D-4, 5.65%, 06/01/2021	1,225,000	1,230,488
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,495
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	495,000	497,039
Sub. Ser. B-2, 6.00%, 07/01/2014	405,000	411,577
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,115,000	1,119,337
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	1,990,400
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,017,470
5.875%, 07/01/2021	500,000	501,585
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	725,000	713,777
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	5,020,850
Ser. P, 4.45%, 09/01/2021	1,500,000	1,435,365
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	95,167
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	455,000	463,131
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,392
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	40,000	40,045
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	185,000	185,157

5

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A, 5.35%, 07/01/2021	$500,000	$504,215
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,053,989
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,276,275
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB:
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	822,897
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,759,864
5.45%, 11/01/2014, (Insd. by FSA)	900,000	914,202
5.70%, 05/01/2020, (Insd. by FSA)	200,000	202,236
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	343,726
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,550,000	1,630,771
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. T, 4.55%, 10/01/2022	5,000,000	4,879,400
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,053
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB, Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,366,685
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015, (Insd. by GNMA)	545,000	557,720
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A, 5.375%, 02/01/2025	3,870,000	3,776,772
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB, Ser. A-2:
5.30%, 07/01/2023	3,500,000	3,576,230
6.35%, 07/01/2019, (Insd. by FSA)	620,000	628,618
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RRB, Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	305,000	311,982
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	735,000	760,005
Utah Hsg. Corp. SFHRB:
Ser. F, 3.40%, 01/01/2038	10,740,000	10,740,000
Ser. H-1, 3.40%, 01/01/2037	14,250,000	14,250,000
Utah Hsg. Fin. Agcy. SFHRB:
Ser. 2005E, 3.40%, 01/01/2037	5,000,000	5,000,000
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	40,000	40,374
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	45,000	45,728
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.80%, 10/01/2018	3,000,000	3,024,360
4.85%, 04/01/2019	3,100,000	3,119,468
4.85%, 10/01/2019	3,100,000	3,110,416
Virginia HDA RB, Rental Hsg., Ser. D, 4.50%, 07/01/2023	2,225,000	2,154,668

		109,083,775

INDUSTRIAL DEVELOPMENT REVENUE 6.8%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	2,740,740
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,169,112
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,132,575
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	6,330,000	6,257,585
5.50%, 01/01/2015	5,000,000	4,920,350
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	5,002,750
Gulf Coast, TX Waste Disposal Auth. Env. Imp. RRB, Intl. Paper, Ser. A, 6.10%, 08/01/2024	3,575,000	3,403,471
King George Cnty., VA IDA RB, Solid Waste Disposal Facs. Landfill Proj., 6.00%, 06/01/2023	2,600,000	2,634,840
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN:
4.25%, 09/01/2030	5,000,000	5,030,400
4.35%, 03/01/2031	8,000,000	8,046,240
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	953,330
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	245,000	263,417
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,015,820
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	11,394,200

6

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	$1,300,000	$1,352,871
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	55,000	55,086
Ohio Air Quality Dev. Auth. RRB, Columbus Southern Power Co., Ser. B, 5.80%, 12/01/2038	10,000,000	10,145,600
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,341,391
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., FRN, 6.25%, 10/01/2019	3,585,000	3,631,928
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	10,000,000	9,048,000

		91,539,706

LEASE 1.3%
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,074,980
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,045,600
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,307,109
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,340,413
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,622,800
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,159,180
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	305,000	411,100
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	775,000	817,927
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	570,470
Montgomery Cnty., VA IDA Lease RB, 5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,193,405
New Jersey EDA RB, Performing Arts Ctr. Proj., Ser. C, 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	501,440
New Jersey EDA RRB, Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,070,000	1,122,291
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	180,000	180,965
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	336,612
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,541,771

		17,226,063

MISCELLANEOUS REVENUE 7.7%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	1,000,000	877,200
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,360,000	3,295,992
Indiana Board Bank Spl. Program Gas RB, Ser. B-2, 1.01%, 10/15/2022	6,190,000	4,724,517
Lower Colorado River Texas Auth. RRB:
Ser. A, 6.50%, 05/15/2037	5,000,000	5,304,200
Ser. A, 7.25%, 05/15/2037	4,000,000	4,385,480
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	890,000	828,163
Miami-Dade Cnty., FL Spl. Obl. RB:
Ser. 2030, 0.00%, 10/01/2030 ¤	7,420,000	1,603,462
Ser. 2031, 0.00%, 10/01/2031 ¤	7,155,000	1,413,542
Ser. 2032, 0.00%, 10/01/2032 ¤	9,890,000	1,815,606
Ser. 2033, 0.00%, 10/01/2033 ¤	15,375,000	2,622,668
Michigan Muni. Bond Auth. RB, Ser. D, 9.50%, 08/20/2010	10,000,000	9,998,100
New Jersey COP, Equipment Lease Purchase, Ser. A, 5.25%, 06/15/2027	7,000,000	7,171,780
New Jersey EDA Sch. Facs. Construction RB, Ser. O, 5.00%, 03/01/2020	10,000,000	10,594,100
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,032,300
New York, NY Transitional Fin. Auth. Bldg. Aid RB, Fiscal Year 2009, Ser. S-4, 5.75%, 01/15/2039	2,500,000	2,683,275
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,616,200
Palm Beach Cnty., FL Pub. Impt. RB, Ser. 2, 5.375%, 11/01/2028	3,500,000	3,703,455
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	4,000,000	3,612,080
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	1,974,140
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	3,750,000	2,505,075
San Francisco, CA City & Cnty. COP, Multiple Capital Impt. Proj., Ser. A, 5.00%, 04/01/2029	4,000,000	4,021,000
Seminole Tribe, Florida Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	5,000,000	4,707,000
Texas Muni Gas Acquisition & Supply Corp. Gas Supply RB, Ser. A, 1.12%, 09/15/2017	5,000,000	4,506,250

7

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	$5,000,000	$5,076,650
West Baton Rouge Parish, LA Indl. Dist. RRB, Dow Chemical, 5.00%, 10/01/2021	5,000,000	5,007,200

		106,079,435

PORT AUTHORITY 1.2%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,588,068
Jacksonville, FL Port Auth. RB, 6.00%, 11/01/2038	5,000,000	5,049,650
Port Auth. of New York & New Jersey RB, Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,293,900

		14,931,618

POWER 1.5%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,760,450
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,066,223
North Carolina Eastern Muni. Power Agcy. RRB, Ser. C, 5.375%, 01/01/2017	1,000,000	1,037,710

		19,864,383

PRE-REFUNDED 5.7%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	776,852
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	501,844
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,786,785
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,490,520
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	980,614
Fulton Cnty., GA Residential Care Facs. Auth. RB, Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,019,586
Fulton Cnty., GA Water & Sewer RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	430,556
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,233,820
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,099,020
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,417,434
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	574,190
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,171,380
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 6.625%, 07/01/2020	890,000	941,024
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	11,500,000	13,181,645
6.375%, 08/15/2027	6,000,000	6,899,100
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	12,130,004
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,514
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	55,256
Burlington Cnty. Mem. Hosp. Proj., Ser. C, 6.00%, 07/01/2012	50,000	53,591
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,933,092
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	106,078
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,504,560
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	733,342
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	1,155,000	1,365,811
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	2,995,000	3,076,883
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	788,929
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	275,484
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	347,234
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	395,000	412,084
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,945,475
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	33,980
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	210,000	225,519

		77,497,206

8

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.6%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	$1,785,000	$1,802,582
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,301,513
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,122,940
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,000,250
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,500,000	2,896,065

		9,123,350

RESOURCE RECOVERY 0.3%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	4,005,301
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	106,753

		4,112,054

SALES TAX 2.0%
Dallas, TX Area Rapid Transit Sales Tax RRB, 5.00%, 12/01/2022	10,000,000	10,724,200
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	5,760,000	6,151,334
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	11,917,560

		28,793,094

SOLID WASTE 1.0%
Carbon Cnty., UT Solid Waste Disposal RRB:
Laidlaw Env. Proj., Ser. A, 7.45%, 07/01/2017	1,000,000	1,001,000
Laidlaw, Inc. Proj., Ser. A, 7.50%, 02/01/2010	2,085,000	2,090,650
Ohio Water Dev. Auth. Solid Waste Disposal RB, Waste Mgmt. Proj., 5.00%, 07/01/2021	5,000,000	5,017,150
Pennsylvania Econ. Dev. Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 3.60%, 09/01/2013	3,800,000	3,800,000
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,080,960

		13,989,760

SPECIAL TAX 6.3%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.40%, 12/01/2027	3,000,000	2,004,330
Dallas, TX Austin Trust Variable Cert.:
Ser. 08-1163-1, 9.63%, 12/01/2038 ‡	10,000,000	10,969,000
Ser. 08-1163-2, 9.63%, 12/01/2043 ‡	10,000,000	10,649,200
Ser. 08-1163-3, 9.63%, 12/01/2048 ‡	10,000,000	10,586,000
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2013	1,000,000	1,028,490
6.00%, 04/01/2014	1,805,000	1,852,706
6.00%, 04/01/2015	1,000,000	1,024,570
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2020	6,000,000	4,169,880
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 10/01/2026	1,500,000	969,960
5.30%, 10/01/2035	2,500,000	1,437,075
New York Dorm. Auth. Austin Trust Variable Cert., Ser. 2008-1148, 9.23%, 03/15/2035 ‡	30,000,000	30,462,900
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	4,000,000	4,042,400
5.50%, 10/01/2018	4,500,000	4,513,905
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	5,000,000	5,212,200

		88,922,616

STUDENT LOAN 0.1%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,315,000	1,321,930
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	425,000	433,334

		1,755,264

9

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 1.4%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	$7,050,000	$6,323,638
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	11,596,420

		17,920,058

TRANSPORTATION 9.8%
Arizona Trans. Board Hwy. RB, Ser. A, 5.00%, 07/01/2027	4,000,000	4,288,840
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,006,460
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,404,696
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,242,880
Dallas, TX Area Rapid Trans. Sales Tax RB, Sr. Lien, 5.00%, 12/01/2025	8,065,000	8,709,555
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,230,784
Illinois Toll Hwy. Auth. RB, Ser. B, 5.50%, 01/01/2033	7,000,000	7,436,520
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	10,000,000	9,699,600
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	4,926,350
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,454,099
Metropolitan Trans. Auth. RB, Ser. 2008-C, 6.50%, 11/15/2028	8,000,000	9,020,720
New Jersey TTFA Trans. Sys. RB, Ser. A:
5.75%, 06/15/2025	10,000,000	11,231,900
6.00%, 12/15/2038	16,000,000	17,399,040
New Jersey TTFA Trans. Sys. RRB, Ser. A:
5.25%, 12/15/2022	5,000,000	5,435,450
5.625%, 06/15/2013	1,200,000	1,339,872
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018	965,000	973,280
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	4,750,000	5,150,092
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,785,522
North Carolina Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2039	3,000,000	3,111,570
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	3,550,000	3,842,058
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,744,074
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	5,377,450
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	6,282,150
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,684,844
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,129,630

		133,907,436

UTILITY 1.4%
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	780,000	864,342
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,248,950
Tennessee Energy Acquisition Corp. Gas RB:
Ser. 2006A, 5.25%, 09/01/2019	6,300,000	6,243,552
Ser. A, 5.00%, 09/01/2016	5,715,000	5,717,343

		18,074,187

WATER & SEWER 6.4%
Alabama Drinking Water Fin. Auth. RB, Ser. A, 5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,141,843
Arizona Water Infrastructure Fin. Auth. RB, Water Quality, Ser. A, 5.00%, 10/01/2023	5,000,000	5,525,050
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	170,000	169,978
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power, Ser. A, 5.75%, 07/15/2039	5,000,000	5,159,250
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	925,020
District of Columbia Water & Sewer Auth. Pub. Util. RB, Ser. A, 6.00%, 10/01/2035	2,000,000	2,199,660
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	723,293
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,666,194
6.375%, 06/01/2012, (Insd. by MBIA)	2,900,000	3,077,538
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,152,846
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	1,750,000	1,735,895

10

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	$500,000	$515,850
Miami-Dade Cnty., FL Water & Sewer RRB, Ser. C:
5.375%, 10/01/2024	5,000,000	5,305,850
5.50%, 10/01/2025	5,000,000	5,319,350
New York Env. Facs. Corp. PCRB, Ser. E, 6.875%, 06/15/2010	75,000	75,392
New York Env. Facs. Corp. PCRRB, 5.875%, 06/15/2014	445,000	446,709
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB:
2nd General Resolution, Ser. DD, 6.00%, 06/15/2040	11,625,000	12,856,204
Ser. 2009-A, 5.75%, 06/15/2040	10,000,000	10,909,800
Ser. B, 6.00%, 06/15/2033	375,000	393,413
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	2,370,000	2,507,863
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,340,113
Pennsylvania Econ. Dev. Fin. Water Facs. RB, Aqua Pennsylvannia, Inc., Ser. A, 5.00%, 10/01/2039	5,500,000	5,530,085
Pennsylvania EDA Fin. RB, Water Facs., Pennsylvannia-American Water Co. Proj., 6.20%, 04/01/2039	5,000,000	5,253,950
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B, 5.45%, 12/01/2012	410,000	435,502
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,119,546
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,233,625
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,348,239
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.30%, 07/01/2018	1,250,000	1,161,387

		85,229,445

Total Municipal Obligations (cost $1,400,035,651)		1,409,937,778

SHORT-TERM INVESTMENTS 0.8%
COMMERCIAL PAPER 0.1%
Industrial Development Revenue 0.1%
West Baton Rouge Parish, LA Indl. Dist. No. 3 RB, The Dow Chemical Co. Proj., 3.50%, 09/03/2009	2,000,000	2,000,000

	Shares	Value

MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.30% q ø	9,048,926	9,048,926

Total Short-Term Investments (cost $11,048,926)		11,048,926

Total Investments (cost $1,411,084,577) 103.0%		1,420,986,704
Other Assets and Liabilities (3.0%)		(40,764,316)

Net Assets 100.0%		$1,380,222,388

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

11

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TTFA	Transportation Trust Fund Authority
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of August 31, 2009:

New York	10.6%
Texas	9.5%
South Carolina	9.0%
Florida	8.7%
New Jersey	7.9%
Virginia	4.7%
Pennsylvania	3.6%
Georgia	3.4%
Colorado	3.1%
Illinois	2.9%
California	2.6%
Indiana	2.6%
Utah	2.4%
Maryland	2.3%
Ohio	2.2%
Washington	2.2%
Michigan	2.0%
Connecticut	1.8%
Alaska	1.5%
Arizona	1.5%
District of Columbia	1.3%
Kansas	1.3%
Tennessee	1.2%
Louisiana	1.1%
North Carolina	1.0%
U.S. Virgin Islands	1.0%
Alabama	0.8%
Puerto Rico	0.8%
Oregon	0.7%
Massachusetts	0.6%
Minnesota	0.6%
Oklahoma	0.6%
Wisconsin	0.6%
Maine	0.5%
New Hampshire	0.4%
Nevada	0.4%
New Mexico	0.4%
Wyoming	0.4%
Idaho	0.3%
Hawaii	0.2%
Vermont	0.2%
Kentucky	0.1%
Mississippi	0.1%
Missouri	0.1%
Non-state specific	0.8%

100.0%

As of August 31, 2009, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Amount	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$45,525,000	3.51%-4.19%	$101,291,061

On August 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,411,095,432. The gross unrealized appreciation and depreciation on securities based on tax cost was $52,720,996 and $42,829,724, respectively, with a net unrealized appreciation of $9,891,272.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

12

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$1,409,937,778	$0	$1,490,937,778
Short-term investments	9,048,926	2,000,000	0	11,048,926

	$9,048,926	$1,411,937,778	$0	$1,420,986,704

13

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 93.1%
AIRPORT 2.1%
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B, 5.75%, 11/01/2018, (Insd. by MBIA)	$3,000,000	$3,004,620
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,036,830

		4,041,450

COMMUNITY DEVELOPMENT DISTRICT 4.3%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,227,000	1,143,908
5.20%, 07/01/2013	1,297,000	1,170,179
5.30%, 07/01/2014	1,467,000	1,292,896
5.40%, 07/01/2015	1,047,000	896,536
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	396,000	396,135
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010 +	1,545,000	1,521,748
4.70%, 09/01/2012 +	1,755,000	962,442
5.00%, 09/01/2013 +	2,215,000	1,028,114

		8,411,958

CONTINUING CARE RETIREMENT COMMUNITY 5.6%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	320,000	317,661
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	2,500,000	2,157,225
Harris Cnty., TX Hosp. Dist. RRB, Sr. Lien, Ser. A, 5.00%, 02/15/2015	1,075,000	1,161,580
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A, 5.00%, 11/15/2015	2,210,000	1,860,577
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	978,880
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	500,000	502,305
Northwest Sr. Hsg. Edgemere Proj., Ser. A, 5.75%, 11/15/2011	1,000,000	1,002,670
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,872,020

		10,852,918

EDUCATION 2.0%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2016	1,000,000	1,098,990
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	1,610,000	1,682,708
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,068,360

		3,850,058

ELECTRIC REVENUE 4.5%
Louisa, VA IDA PCRRB, Virginia Elec. & Power Co. Proj., Ser. A, 5.375%, 11/01/2035	2,000,000	2,156,960
Oregon Western Generation Agcy. RB, Wauna Cogeneration Proj., Ser. A, 5.00%, 01/01/2016	1,390,000	1,270,863
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	2,255,000	2,288,938
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	3,000,000	3,033,540

		8,750,301

GENERAL OBLIGATION – LOCAL 3.5%
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,689,137
Virgin Islands Pub. Fin. Auth. GO, Ser. A, 6.00%, 10/01/2014	1,000,000	1,022,300

		6,711,437

GENERAL OBLIGATION – STATE 3.7%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	2,045,000	2,095,532
Puerto Rico Sales Tax Fin. Corp. GO, Ser. A, 5.00%, 08/01/2039	5,000,000	5,113,450

		7,208,982

HOSPITAL 17.8%
Colorado Hlth. Facs. Auth. RB, Catholic Hlth., Ser. C-8, FRN, 4.10%, 09/01/2036	2,000,000	2,032,220
Florida Halifax Hosp. Med. Ctr. RB, Ser. A, 5.25%, 06/01/2016	1,000,000	1,000,590
Florida Hosp. RB, Bay Med. Ctr. Proj., Ser. B, 4.00%, 10/01/2037	5,000,000	5,000,000
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013	2,000,000	2,084,760
Illinois Fin. Auth. RB, Resurrection Hlth. Care, Ser. B, 5.00%, 05/15/2014	4,500,000	4,782,465

1

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009 ##	$120,000	$120,510
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth. Proj., 5.00%, 11/01/2016	3,000,000	3,274,980
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 11/01/2027	1,500,000	1,609,680
Ser. F, 5.50%, 11/15/2010	865,000	907,826
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth. Sys., Ser. A, FRN, 5.25%, 01/15/2047	5,000,000	5,283,100
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	528,025
Michigan Hosp. Fin. Auth. RB, Healthcare Equipment Loan Program, Ser. C-18, FRN, 3.50%, 12/01/2032, (LOC: Fifth Third Bancorp)	4,000,000	4,000,000
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	903,516
Wisconsin Hlth. & Edl. Facs. Auth. RB, Aurora Healthcare, Inc., Ser. B, 4.75%, 08/15/2025 #	3,000,000	3,002,280

		34,529,952

HOUSING 9.8%
California HFA RB, Ser. B, 2.75%, 08/01/2035	5,000,000	5,000,000
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,100,000	2,137,548
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	470,000	484,937
Florida Hsg. Fin. Corp. RRB, Stuart Pointe Apts. Proj., Ser. B-3, 2.25%, 04/01/2034	1,450,000	1,450,000
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	380,000	372,069
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	220,000	225,108
Ser. C-2, 5.40%, 04/01/2031	330,000	332,185
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	20,000	20,624
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	80,000	81,626
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	25,000	24,972
Ser. J, 4.70%, 07/01/2030	625,000	629,100
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	335,000	339,432
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	2,695,000	2,725,885
Utah Hsg. Fin. Agcy. SFHRB, Ser. 2005E, FRN, 3.45%, 01/01/2037	5,000,000	5,000,000
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	260,000	266,383

		19,089,869

INDUSTRIAL DEVELOPMENT REVENUE 24.8%
Appling Cnty., GA Dev. Auth. PCRRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	2,000,000	2,067,500
Burke Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Proj., Ser. D, FRN, 4.75%, 01/01/2040	3,000,000	3,109,530
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	4,000,000	3,929,040
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC Proj., 5.75%, 11/01/2009	1,945,000	1,947,762
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,211,375
Jasper Cnty., IN PCRRB:
4.15%, 08/01/2010, (Insd. by MBIA)	1,000,000	1,010,660
5.20%, 06/01/2013, (Insd. by MBIA)	2,000,000	2,085,580
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 4.35%, 03/01/2031	3,000,000	3,017,340
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	4,000,000	3,813,520
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	2,850,000	2,716,990
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	2,893,320
Ohio Air Quality Dev. Auth. RRB, Columbus Southern Pwr. Co., Ser. A, 3.875%, 12/01/2038	2,000,000	2,002,320
Oklahoma Dev. Fin. Auth. RRB, Pub. Svcs. Co. Proj., 5.25%, 06/01/2014	5,000,000	5,180,050
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,034,020
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012	1,500,000	1,474,890

2

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
West Virginia EDA PCRRB, Appalachian Power Co. Proj., Ser. D, 4.85%, 05/01/2019	$3,000,000	$3,093,570
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. 2003 A-2, 4.25%, 03/01/2028	2,500,000	2,503,675

		48,091,142

MISCELLANEOUS REVENUE 1.8%
Michigan Muni. Bond Auth. RB, State Aid Notes, Ser. D, 9.50%, 08/20/2010	1,000,000	999,810
Tennessee Energy Acquisition Corp. RB, Ser. C, 5.00%, 02/01/2015	2,375,000	2,410,910

		3,410,720

POWER 2.7%
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.00%, 01/01/2016	5,000,000	5,308,650

PRE-REFUNDED 1.4%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	185,000	197,972
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	135,000	142,741
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,221,050
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	195,000	203,434

		2,765,197

SALES TAX 1.4%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,597,420
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	509,060
5.00%, 06/01/2014	500,000	525,825

		2,632,305

SPECIAL TAX 5.1%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	1,100,000	1,126,411
New York, NY Metro. Trans. Auth. RB, Ser. A, 5.25%, 11/15/2014, (Insd. by FGIC)	4,000,000	4,530,520
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	4,165,000	4,144,508

		9,801,439

UTILITY 2.6%
Philadelphia, PA Gas Works RRB, Ser. 8-A, 5.00%, 08/01/2015	2,000,000	2,024,100
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2017	1,880,000	1,895,021
Texas Muni. Gas. Acquisition & Supply Corp. RB, Ser. A, 5.00%, 12/15/2015	1,205,000	1,160,222

		5,079,343

Total Municipal Obligations (cost $182,191,647)		180,535,721

SHORT-TERM INVESTMENTS 4.6%
COMMERCIAL PAPER 3.1%
Industrial Development Revenue 3.1%
West Baton Rouge Parish, LA Indl. Dist. No. 3 RB, The Dow Chemical Co. Proj., 3.50%, 09/03/2009	6,000,000	6,000,000

	Shares	Value

MUTUAL FUND SHARES 1.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.30% q ø ##	2,898,561	2,898,561

Total Short-Term Investments (cost $8,898,561)		8,898,561

Total Investments (cost $191,090,208) 97.7%		189,434,282
Other Assets and Liabilities 2.3%		4,385,643

Net Assets 100.0%		$193,819,925

+	Security is deemed illiquid.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

3

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

Summary of Abbreviations

CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2009:

Florida	8.3%
Texas	7.9%
Michigan	7.4%
South Carolina	5.6%
Indiana	5.4%
New York	4.8%
Pennsylvania	4.7%
Georgia	3.9%
Arizona	3.7%
Illinois	3.6%
Nevada	3.2%
Louisiana	3.2%
Puerto Rico	2.8%
Oklahoma	2.8%
California	2.7%
Virginia	2.7%
Utah	2.6%
Colorado	2.5%
Missouri	2.3%
Tennessee	2.3%
Kansas	2.2%
Alabama	2.1%
Wisconsin	1.7%
West Virginia	1.6%
Iowa	1.5%
Washington	1.5%
South Dakota	1.4%
District of Columbia	1.1%
Ohio	1.1%
Oregon	1.0%
U.S. Virgin Islands	0.5%
Maryland	0.2%
Maine	0.2%
Non-state specific	1.5%

100.0%

On August 31, 2009, the aggregate cost of securities for federal income tax purposes was $191,090,208. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,890,865 and $4,546,791, respectively, with a net unrealized depreciation of $1,655,926.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

4

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$180,535,721	$0	$180,535,721
Short-term investments	2,898,561	6,000,000	0	8,898,561

	$2,898,561	$186,535,721	$0	$189,434,282

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.7%
AIRPORT 9.9%
Atlanta, GA Arpt. RB, Ser. B, 6.00%, 01/01/2018	$5,000,000	$5,059,900
Atlanta, GA Arpt. RRB, Ser. A, 5.50%, 01/01/2021	4,050,000	4,111,762
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,751,192
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,045,040
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	338,188
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A, 5.50%, 01/01/2016	9,060,000	9,063,443
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	1,030,000	1,033,656
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	435,374
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,061,840
Ser. B, 5.25%, 07/01/2014	350,000	350,270
Sub Lien:
Ser. A:
5.625%, 07/01/2021	2,530,000	2,541,537
6.00%, 07/01/2012	3,960,000	3,987,918
Ser. B, 5.25%, 07/01/2015	1,250,000	1,250,725
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	4,440,788
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	757,793
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,332,740
5.25%, 09/01/2012	1,535,000	1,366,718
5.25%, 09/01/2013	1,610,000	1,417,283
5.75%, 09/01/2016	4,315,000	3,668,656
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	4,773,199
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,295,189
Minneapolis & St. Paul, MN Metro. Arpt. RB, Ser. B, 5.50%, 01/01/2011	3,000,000	3,036,030
Oklahoma City, OK Arpt. Trust, 5.50%, 02/01/2012, (Insd. by AMBAC)	65,000	65,090

		62,184,331

CONTINUING CARE RETIREMENT COMMUNITY 2.4%
Dade Cnty., FL IDRRB, Convalescent Proj., Ser. A, 4.90%, 12/20/2010	355,000	359,508
Franklin Cnty., OH Healthcare Facs. RRB, Wesley College Glen Hlth. Svcs., 6.25%, 12/20/2034	9,780,000	10,095,992
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,032,480
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	420,000	417,039
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	3,135,000	3,268,018

		15,173,037

EDUCATION 1.1%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	55,000	55,294
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	290,000	290,783
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A, 5.375%, 03/01/2010	150,000	150,461
Ser. D, 5.375%, 03/01/2010	200,000	200,616
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	85,000	85,242
Ser. C:
5.25%, 10/01/2013	100,000	100,151
5.375%, 10/01/2016	500,000	500,385
5.40%, 10/01/2022	700,000	699,944
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	220,000	220,229
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,057,423

1

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Illinois Edl. Facs. Auth. Student Hsg. RB, Edl. Advancement Fund, Univ. Ctr. Proj., 6.00%, 05/01/2022	$1,000,000	$1,135,860
Massachusetts Edl. Fin. Auth. RB, Ser. A, 4.875%, 01/01/2011	405,000	410,451
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,983
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	445,000	472,919
University of Maryland RRB, Sys. Auxiliary Facs. & Tuition, Ser. A, 5.00%, 04/01/2010	310,000	311,076
Volusia Cnty., FL Edl. Facs. Auth. RRB, Embry Riddle Aeronautical Proj., 5.00%, 10/15/2009	1,000,000	1,001,650

		6,695,467

GENERAL OBLIGATION – LOCAL 3.6%
Butler Cnty., OH GO, 5.25%, 12/01/2022	2,140,000	2,430,826
Cook Cnty., Il Refunding GO, Ser. A, 5.00%, 11/15/2022	7,945,000	8,045,822
Dade Cnty., FL Seaport Refunding GO, 5.125%, 10/01/2016	1,750,000	1,755,040
Dixon, CA Unified Sch. Dist. Election of 2002 GO, 0.00%, 08/01/2037 ¤	1,100,000	188,122
Fort Bend Cnty., TX Water Ctl. & Impt. Dist. No. 002 GO, 5.00%, 09/01/2009	500,000	500,000
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	1,300,000	1,303,991
5.25%, 09/01/2019	500,000	501,390
Grand Rapids, MI Bldg. Auth. GO, 5.75%, 08/01/2014	750,000	785,932
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤	200,000	87,600
Lincoln Park, NJ GO, 5.20%, 09/01/2009	200,000	200,000
McGuffey, PA Sch. Dist. GO, 5.125%, 08/01/2031	1,000,000	1,080,960
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	170,000	172,633
Mercedes, TX GO, 4.60%, 02/15/2011, (Insd. by AMBAC)	160,000	160,475
Montabella, MI Cmnty. Sch. Dist. GO, 4.85%, 05/01/2010	100,000	100,716
New York, NY GO:
Ser. A:
5.20%, 08/01/2010, (Insd. by FSA)	225,000	226,967
5.25%, 08/01/2010	200,000	200,740
Ser. D:
5.50%, 08/01/2010, (Insd. by FSA)	30,000	30,120
5.50%, 08/01/2010	105,000	105,392
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	250,000	251,978
Ser. G, 5.25%, 08/01/2016, (Insd. by MBIA)	25,000	25,205
Ser. J, 5.35%, 08/01/2012	85,000	85,711
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,269
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,546
Orleans Parish, LA Parishwide Sch. Dist. GO, Ser. A:
4.85%, 09/01/2010	605,000	605,448
5.125%, 09/01/2018	100,000	95,724
Redmond, WA Library Capital Facs. Area GO, 5.00%, 12/01/2017	200,000	200,572
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	200,000	203,984
4.875%, 09/01/2011, (Insd. by FSA)	175,000	178,367
Rochester, MI Ltd. Tax Dev. GO, 5.00%, 10/01/2009	65,000	65,232
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,618
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,003,070
Williamson Cnty., TN GO, 5.25%, 03/01/2016	1,000,000	1,024,410
Wylie, TX Independent Sch. Dist. RRB GO, 0.00%, 08/15/2016 ¤	250,000	174,005

		22,216,865

GENERAL OBLIGATION – STATE 8.8%
California GO:
6.00%, 08/01/2014	755,000	764,868
6.25%, 10/01/2019	15,000	15,026
Ser. BW, 4.95%, 12/01/2011	175,000	175,255

2

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Connecticut GO, 5.65%, 03/15/2012	$270,000	$270,980
Florida Board of Ed. Capital Outlay Refunding GO:
Ser. A:
5.00%, 06/01/2012	150,000	151,956
5.50%, 06/01/2018	9,795,000	10,486,723
Ser. B, 5.50%, 06/01/2017	5,000,000	5,375,650
Ser. C, 5.125%, 06/01/2014	500,000	500,595
Ser. D, 5.25%, 06/01/2010	610,000	612,318
Florida Refunding GO, Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	351,053
Florida Trans. Right of Way GO, Ser. A, 4.75%, 07/01/2024	2,500,000	2,513,650
Georgia GO:
Ser. B, 5.75%, 08/01/2012	2,000,000	2,261,940
Ser. C, 6.00%, 07/01/2012	2,000,000	2,093,940
Ser. D, 5.00%, 08/01/2014	2,880,000	3,197,981
Illinois GO:
5.125%, 12/01/2010	800,000	802,720
5.125%, 03/01/2011	400,000	405,304
5.125%, 04/01/2023	19,715,000	19,850,048
5.15%, 07/01/2015	145,000	145,392
5.25%, 07/01/2022	150,000	150,288
Massachusetts GO, Conservative Loan, Ser. B, 5.70%, 06/01/2019	1,255,000	1,305,137
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,003,660
Texas GO, Veterans Land Board, 6.00%, 12/01/2030	200,000	201,100
Wisconsin GO, Ser. A, 5.50%, 05/01/2011	2,000,000	2,067,960

		54,703,544

HOSPITAL 6.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,011,490
Bessemer, AL Med. Clinic Board RB, Bessemer Carraway Med. Ctr., Ser. A, 5.875%, 05/15/2026	550,000	523,820
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	85,000	85,263
Charleston Cnty., SC Hosp. Facs. RRB, Med. Society Hlth. Proj., 5.50%, 10/01/2019, (Insd. by MBIA)	315,000	320,938
Connecticut Hlth. & Edl. Facs. Auth. RB, Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,822
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	425,000	435,268
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,122
Illinois Hlth. Facs. Auth. RB, Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	175,012
Illinois Hlth. Facs. Auth. RRB:
Sinai Hlth. Proj., 5.00%, 08/15/2024	6,400,000	6,450,048
Western Med. Facs. Foundation, 5.00%, 11/15/2018	4,375,000	4,268,819
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB, Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,725,745
Jefferson Cnty., TX Hlth. Facs. Dev. Corp. RRB, Baptist Hospitals, 5.20%, 08/15/2021	3,470,000	3,511,362
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	405,522
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,508,250
5.75%, 11/15/2011	750,000	752,167
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	60,000	50,600
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	1,095,000	1,100,650
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A:
5.10%, 07/01/2010	2,510,000	2,517,957
5.25%, 07/01/2014	2,000,000	2,003,980
New York Dorm Auth. RB, Ellis Hosp. Mtge. Proj., 5.50%, 08/01/2015	2,905,000	2,910,665
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	470,000	485,501
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	620,000	617,446
Washington Hlth. Care Facs. Auth. RRB, Highline Med. Ctr., 6.25%, 08/01/2036	3,750,000	3,986,662

		37,248,109

3

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 20.4%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	$175,000	$178,210
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	175,000	175,929
Augusta, GA MHRB, Ashton Bon Air LP, 4.90%, 11/20/2024	1,175,000	1,157,575
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,560,000	29,047
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	3,860,000	4,123,020
Biloxi, MS MHRRB, Pass Pointe Apts., Ser. A, 5.65%, 12/01/2017	2,745,000	2,839,648
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	150,000	104,594
California Hsg. Fin. Agcy. MHRB:
Ser. A:
5.05%, 08/01/2011	100,000	100,870
5.95%, 08/01/2028	390,000	390,148
Ser. B, 6.15%, 08/01/2022	160,000	160,152
California Hsg. Fin. Agcy. RB, Home Mtge, Ser. J, 4.95%, 08/01/2022	240,000	214,375
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	200,000	205,292
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	60,000	60,500
Chicago, IL SFHRB, Ser. A1, 6.45%, 09/01/2029	280,000	285,522
Clay Cnty., MO IDA MHRB, Ser. A, 6.30%, 01/20/2038	1,530,000	1,620,530
Colorado HFA SFHRB:
0.00%, 11/01/2029 ¤	2,035,000	622,588
Ser. B-2, 7.00%, 05/01/2026	5,000	5,079
Colorado Hsg. & Fin. Auth. RB, Ser. E-2, 7.00%, 02/01/2030	1,040,000	1,062,422
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	575,000	599,788
Connecticut HFA RB, Hsg. Mtge. Fin. Program:
Ser. A-2, 5.10%, 11/15/2018	90,000	90,022
Ser. C-3, 3.70%, 11/15/2010	500,000	512,875
Dallas, TX Fin. Corp. MHRB, Towne Ctr. Apts., Ser. A, 6.75%, 10/20/2032	984,000	1,024,265
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	340,000	350,785
Delaware Cnty., IN RRB, Indl. Edit Corp. Lease Rental, 5.00%, 12/01/2012	5,000	5,036
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	85,000	85,087
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	72,500	72,696
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,500,000	1,550,560
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,345,000	585,078
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	1,001,060
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	100,000	100,025
Florida Hsg. Fin. Corp. RB:
Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	185,000	185,710
Mystic Pointe II-F-1, 6.00%, 12/01/2029, (Insd. by GNMA)	120,000	122,234
Fontana, CA Redev. Agcy. Mtge. RRB, College Vlg. Drive Apts., Ser. A, 5.25%, 05/20/2017	1,235,000	1,289,970
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	332,398
Idaho HFA SFHRB, Ser. F-2, 5.70%, 07/01/2010	40,000	40,278
Illinois HDA RRB, Morningside North Dev., 5.25%, 01/01/2021	9,440,000	9,461,051
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	63,729
Los Angeles, CA MHRB:
Colorado Terrace LP Proj., Ser. H, 4.35%, 11/20/2012	355,000	361,557
The Palms Apts., Ser. E, 5.30%, 07/01/2018	1,850,000	1,903,890
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	145,000	147,713
Ser. B-2, 5.55%, 06/01/2019	570,000	582,665
Ser. C, 6.30%, 06/01/2020	395,000	402,390
Ser. C-1, 5.60%, 12/01/2017	390,000	399,337
Home Owner, Ser. C-2, 5.55%, 06/01/2035	265,000	265,856
Maine Hsg. Auth Mtge. RB, Ser. C, 5.45%, 11/15/2023	1,920,000	1,921,037
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	140,000	146,798
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,397,527

4

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	$445,000	$449,348
Ser. D, 5.375%, 09/01/2024	500,000	502,465
Massachusetts Hsg. Fin. Agcy. RB, Unrefunded Balance, Ser. E, 6.05%, 07/01/2020	60,000	60,001
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	3,350,000	3,378,676
Massachusetts Hsg. Fin. Agcy. RRB, Ser. D, 4.625%, 12/01/2026	720,000	665,438
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	200,000	202,866
Michigan HDA MHRB, Ctr. Line, Ser. A:
4.00%, 04/20/2010	295,000	297,457
4.15%, 04/20/2011	320,000	324,163
Michigan HDA SFHRB:
Ser. A, 3.95%, 12/01/2012	660,000	663,630
Ser. C, 5.00%, 12/01/2015	2,000,000	2,022,400
Minnesota Hsg. Fin. Agcy. RB, Residential Hsg. Fin., Ser. I, 5.00%, 07/01/2021	1,290,000	1,296,863
Missouri Hsg. Dev. Commission Mtge. MHRB, Ser. II, 5.375%, 12/01/2018	185,000	188,663
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	2,905,000	2,961,967
Montana Board of Hsg. MFHRB, Ser. A, 6.15%, 08/01/2026	250,000	250,215
Nevada Hsg. Division SFHRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	81,329
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	115,239
New Hampshire HFA SFHRB, Mtge. Acquisition:
AMT, Ser. B, 4.85%, 07/01/2015	450,000	458,150
Ser. E, 4.65%, 07/01/2014	340,000	345,828
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.55%, 05/01/2027	325,000	325,026
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. U:
3.75%, 04/01/2010	460,000	462,622
3.80%, 10/01/2010	470,000	474,949
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,036
New York Hsg. Fin. Agcy. Svcs. Contract RRB, Ser. C:
5.25%, 03/15/2012	2,000,000	2,015,800
5.50%, 09/15/2018	15,000,000	15,098,400
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	9,530,000	9,541,627
New York, NY Hsg. Auth. MHRRB, Security Assisted, Ser. A, 5.65%, 07/01/2010	775,000	777,550
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	315,000	315,369
North Dakota HFA RB, Hsg. Fin. Program:
Home Mtge. Fin. Program, Ser. C, 5.50%, 07/01/2018	208,000	212,262
Ser. A, 4.20%, 07/01/2011	520,000	526,890
North Dakota Hsg. Fin. Agcy. RB, Ser. D:
4.85%, 07/01/2011	190,000	191,900
4.95%, 01/01/2012	180,000	181,800
Ohio Hsg. Fin. Agcy. RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	110,000	112,523
Ohio Hsg. Fin. Agcy. RRB, Residential Mtge., Ser. C, 5.55%, 03/01/2020	18,645,000	19,632,812
Ohio Hsg. Fin. Agcy. SFHRB, 0.00%, 01/15/2015 ¤	20,000	12,481
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	475,000	125,581
Oregon Hsg. & Cmnty. Svcs. Dept. RB, Single Family Mtge. Proj., Ser. A, 6.00%, 07/01/2020	1,235,000	1,272,309
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	1,695,000	1,722,578
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	250,000	74,338
Ser. 67-A, 5.40%, 10/01/2024	1,825,000	1,821,368
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,451,449
Ser. 70-A, 4.90%, 10/01/2010	400,000	400,656
Pennsylvania Hsg. Fin. Agcy. SFHRRB, Ser. 72-A, 5.25%, 04/01/2021	4,250,000	4,254,887
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,770,000	6,200,500
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,027
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%, 09/20/2016	200,000	200,272
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	135,342
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	175,000	176,657

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	$910,000	$737,628
Virginia HDA RB, Rental Hsg., Ser. B, 5.625%, 08/01/2011	1,095,000	1,114,381
Wisconsin Hsg. & EDA RRB, Home Ownership Proj., Ser. E, 5.80%, 09/01/2017	490,000	505,117
Wood Cnty., WV SFHRRB, Ser. A, 0.00%, 03/01/2011 ¤	110,000	103,479

		127,865,232

INDUSTRIAL DEVELOPMENT REVENUE 4.1%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,177,454
Albuquerque, NM IDRRB, Manor Nursing, Ser. A, 4.80%, 05/20/2014	1,415,000	1,442,550
Dayton, OH Spl. Facs. RRB, Emery Air Freight Corp., Ser. A, 5.625%, 02/01/2018	2,030,000	2,039,500
Illinois Dev. Fin. Auth. Pollution RRB, Illinois Power Co. Proj., Ser. A, 5.70%, 02/01/2024	250,000	244,465
Kentwood, MI Econ. Dev. Corp. RB, Holland Home, Ser. A, 4.30%, 11/15/2009	300,000	299,400
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	100,000	96,828
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	200,086
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	730,000	365,095
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	345,000	345,542
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,002,240
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,635,181
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	62,000
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	66,000
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease, Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,545,000	8,594,903
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,435,372
York Cnty., PA IDA PCRRB, Pub. Svcs. Elec. & Gas, Ser. A, 6.45%, 10/01/2019	440,000	441,487

		25,448,103

LEASE 0.1%
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing Corp., 5.60%, 12/15/2009	665,000	667,261
Walker Cnty., AL Pub. Bldg. Auth. RRB, Walker Cnty. Jail Proj., 5.00%, 12/01/2016, (Insd. by AMBAC)	200,000	201,328

		868,589

MISCELLANEOUS REVENUE 2.7%
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	500,000	466,050
California Statewide CDA RB, SAVRS, 0.82%, 05/15/2029 ☐ +	1,350,000	965,115
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	500,355
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,043,860
Gulf Breeze, FL Local Govt. RB, FRN, 4.50%, 12/15/2020 +	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,000,000	4,958,250
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	361,426
Massachusetts Federal Hwy RB, Grant Antic Notes, Ser. B, 5.125%, 12/15/2012	1,855,000	1,874,014
Miami-Dade Cnty., FL Spl. Obl. RB, CCAB, Sub. Ser. B, 0.00%, 10/01/2035, (Insd. by MBIA) †	2,500,000	2,387,750
Michigan Muni. Bond Auth. RB:
5.50%, 11/01/2027	535,000	535,369
8.625%, 11/01/2016	185,000	185,779
Monmouth Cnty., NJ Impt Auth. RRB, Correctional Facs. Proj., 5.00%, 08/01/2011	200,000	200,654
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	500,000	501,615
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	1,250,000	1,264,662
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	100,137
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,275
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Retirement Facs., Ser. A-1, 5.25%, 09/20/2023	175,000	179,352

		16,804,663

PORT AUTHORITY 0.5%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	370,000	370,374
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	476,691
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,262,147

		3,109,212

6

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 0.6%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	$365,000	$359,664
Long Island Power Auth. RB, NY Elec. Power Sys. Proj., 5.25%, 04/01/2010	325,000	327,688
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,446
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	785,000	786,955
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	1,285,000	1,287,634
Western Minnesota Power Agcy. RRB, Ser. A, 5.50%, 01/01/2011	400,000	401,488

		3,633,875

PRE-REFUNDED 21.8%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	115,980
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	106,988
Arizona Trans. Board Hwy. RB, Ser. B, 5.25%, 07/01/2020	1,000,000	1,115,140
Avon, IN Two Thousand Sch. Bldg. Corp. RB, First Mtge., 5.30%, 07/15/2019	1,225,000	1,297,459
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,317,329
Chicago, IL Pub. Bldg. Comml. Bldg. RB, Chicago Transit Auth., 5.25%, 03/01/2014	2,750,000	3,109,810
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,106
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Initiatives, 5.25%, 09/01/2021	1,000,000	1,083,240
Commonwealth of Puerto Rico Infrastructure Fin. Auth., Ser. A, 5.375%, 10/01/2024	350,000	371,970
Dallas, TX Water Works & Sewer Sys. RB:
5.00%, 10/01/2020	4,700,000	5,280,497
5.00%, 10/01/2021	4,520,000	5,078,265
Dayton, OH Arpt. RRB, James M Cox Dayton Intl., 5.35%, 12/01/2009	500,000	506,185
Denver, CO City & Cnty. Arpt. RB, Ser. C, 6.125%, 11/15/2025	115,000	115,233
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%, 08/01/2017	90,000	90,059
Hamal Florida CDD Spl. Assessment Bond, 6.20%, 05/01/2015	370,000	397,236
Illinois Dev. Fin. Auth. RB, Midwestern Univ., Ser. B, 6.00%, 05/15/2021	1,450,000	1,581,486
Illinois Hlth. Facs. Auth. RB:
Iowa Hlth. Sys., 6.75%, 02/15/2013	500,000	518,240
Loyola Univ. Hlth. Sys., Ser. A, 6.00%, 07/01/2021	940,000	1,014,053
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	325,000	325,995
Intermountain Power Agcy. Utah Power Supply RB, Ser. A, 6.15%, 07/01/2014	12,225,000	12,666,689
Lincoln, NE Elec. Sys. RB, 5.25%, 09/01/2016	4,400,000	4,783,680
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	70,000	71,481
Tax Allocation, Ser. G, 6.75%, 07/01/2010	190,000	191,843
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,169,326
6.50%, 08/15/2032	5,000,000	5,767,350
Mesa, AZ IDRB, Discovery Hlth. Sys., Ser. A, 5.625%, 01/01/2019	400,000	410,684
Metropolitan Trans. Auth. New York RB, Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	130,425
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	103,947
Michigan Bldg. Auth. RB, Facs. Program, Ser. I, 5.50%, 10/15/2009	590,000	593,699
Michigan Bldg. Auth. RRB, Facs. Program, Ser. III, 5.375%, 10/15/2014	5,000,000	5,597,700
Michigan HFA RRB, St. John Hlth. Sys., Ser. A, 5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	302,349
Michigan Hosp. Fin. Auth. RRB:
Hosp. Genesys Regl. Med., Ser. A, 5.30%, 10/01/2011	750,000	752,790
Mercy Hlth. Svcs., Ser. W, 5.25%, 08/15/2022	5,000,000	5,171,750
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,850,000	1,829,273
New Jersey EDA RB, Sch. Facs. Construction, Ser. C, 5.00%, 06/15/2016	3,740,000	4,134,458
New Jersey Trans. Trust Fund Auth. RB, Ser. C:
5.25%, 06/15/2013	7,465,000	8,499,500
5.50%, 06/15/2015	11,595,000	13,317,553
5.50%, 06/15/2022	3,000,000	3,445,680
5.50%, 06/15/2023	1,000,000	1,148,560
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser. A, 5.25%, 01/01/2011	400,000	403,488

7

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Ocean Township, NJ Sewer Auth. RB, 6.25%, 12/01/2010	$280,000	$299,972
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Regl. Hlth. Care, 5.75%, 12/01/2032	2,000,000	2,276,100
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	363,509
Palm Beach Cnty., FL Sch. Board COP, Ser. A, 6.00%, 08/01/2018	5,000,000	5,306,350
Pleasant Valley, CA Sch. Dist. Ventura Cnty. GO, Ser. A, 5.00%, 08/01/2018	275,000	278,776
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	514,110
Portland, OR Sewer Sys. RB, Ser. A:
5.75%, 08/01/2019	1,000,000	1,048,960
5.75%, 08/01/2020	1,250,000	1,311,200
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	110,331
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO:
Ser. E, 5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,364,159
Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,018,004
St. Johns Cnty., FL IDA Health Care RB, Glenmoor St. Johns Proj., Ser. A, 8.00%, 01/01/2030	3,420,000	3,564,905
Suffolk Cnty., NY Waterworks Auth. RRB, Ser. C, 5.75%, 06/01/2013	7,340,000	8,373,986
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	501,850
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc., 5.25%, 08/15/2021	1,935,000	1,941,482
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	501,600
West Contra Costa, CA Unified Sch. Dist. RB, Ser. D, 4.875%, 08/01/2011	200,000	200,676
Wisconsin Hlth. & Edl. Facs. Auth. RB, Froedert & Cmnty., 5.375%, 10/01/2021	6,500,000	7,141,355
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,515,618

		136,570,439

PUBLIC FACILITIES 0.3%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	600,000	601,470
St. Louis, MO Muni. Fin. Corp. RRB:
City Justice Ctr., 5.40%, 02/15/2012, (Insd. by AMBAC)	375,000	375,547
Ser. A, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,119,060

		2,096,077

RESOURCE RECOVERY 0.6%
Charlotte Cnty., FL Solid Waste Disposal RRB, 5.05%, 10/01/2009	200,000	200,596
Connecticut Resource Recovery Auth. RB, 2006 Mid-Connecticut Sys., Ser. A, 5.375%, 11/15/2009	150,000	150,555
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,711,036
5.50%, 11/15/2012	920,000	923,082
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2010	225,000	225,508
Savannah, GA Resouce Recovery Dev. Auth. RB, Air Pollution Ctl. Sys. & Landfill, 5.00%, 08/01/2013	500,000	501,385

		3,712,162

SALES TAX 2.7%
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2009	75,000	75,224
Irvine, CA Univ. Sch. Dist Spl. Tax RRB, Cmnty. Facs. Dist. No. 86-1, 5.50%, 11/01/2013	250,000	250,558
Los Angeles, CA Muni. Impt. Corp. RB, Police Emergency Proj., Ser. D, 4.375%, 09/01/2010	250,000	250,333
Los Angeles, CA Muni. Impt. Corp. RRB, Central Library Proj., Ser. A, 5.00%, 06/01/2010	350,000	359,467
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.50%, 06/01/2011	500,000	501,445
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	451,183
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	250,000	248,865
New Mexico Hwy. Cmnwlth. Tax RB, Ser. B, 5.125%, 06/15/2011	140,000	140,473
New York Urban Dev. Corp. RRB, Unrefunded Balance, 5.50%, 07/01/2016	13,165,000	13,212,657
Orange Cnty., CA Local Trans. Auth. Sales Tax RB, SAVRS, RIB, AMBAC & TCR, 6.20%, 02/14/2011	500,000	512,065
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	250,188

8

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX continued
Santa Margarita/Dana Point, CA RB, Ser. A, 5.50%, 08/01/2012	$200,000	$200,236
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	355,000	355,124

		16,807,818

SPECIAL TAX 0.4%
New Mexico Hwy. Cmnty. Tax RB:
Ser. A, 5.25%, 06/15/2011	1,000,000	1,078,850
Ser. B, 5.125%, 06/15/2010	1,610,000	1,616,070

		2,694,920

TOBACCO REVENUE 2.2%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	281,457
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.875%, 06/01/2047	2,265,000	1,662,601
California Tobacco Securitization Corp. RRB, Ser. A, 5.00%, 06/01/2017	250,000	250,005
District of Columbia Tobacco Fin. Corp. RRB, Asset Backed Bonds, 6.50%, 05/15/2033	1,785,000	1,643,664
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	3,521,720
6.25%, 06/01/2042	5,310,000	4,548,971
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	2,150,000	2,056,948

		13,965,366

TRANSPORTATION 1.6%
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	175,128
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	720,000	722,916
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	7,542,525
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,218,912
Texas Turnpike Auth. RRB, Dallas North Tollway Sys.:
5.50%, 01/01/2015	320,000	324,429
Ser. A, 5.375%, 01/01/2016	150,000	150,184

		10,134,094

UTILITY 0.6%
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,023
Fulton Cnty., GA Water & Sewer RB, 5.00%, 01/01/2015, (Insd. by FGIC & MBIA)	1,990,000	2,005,283
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	577,064
West Harris Cnty., TX Muni. Util. Dist. No. 11 RRB, 5.00%, 09/01/2019	1,000,000	994,560

		3,581,930

WATER & SEWER 5.3%
Chicago, IL Waste Water Transmission RRB, Ser. A, 5.00%, 01/01/2019	6,065,000	6,111,337
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	249,755
Indian River Cnty., FL Water & Sewer RRB, Ser. A, 5.50%, 09/01/2015, (Insd. by FGIC)	1,000,000	1,012,310
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	1,150,000	1,157,371
Massachusetts Water Pollution Abatement RB, Unrefunded Balance, MWRA Proj., Ser. A, 5.80%, 08/01/2016	1,200,000	1,216,800
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	303,909
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	250,000	256,868
New York Env. Facs. Corp. RB, Clean Water & Drinking, Unrefunded Balance, Ser. B, 5.875%, 07/15/2019	4,515,000	4,569,767
New York Env. Facs. Corp. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	900,000	900,279
New York, NY Muni. Water Fin. Auth. RB, Water and Sewer Sys., 5.50%, 06/15/2033	1,000,000	1,050,420
Norfolk, VA Water RB, 5.70%, 11/01/2010, (Insd. by MBIA)	2,000,000	2,007,760
North Jersey Dist. Water Supply Commission RRB, Wanaque North Proj., 5.125%, 11/15/2021, (Insd. by MBIA)	400,000	402,348
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,464
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	950,066

9

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Texas Water Dev. Board RB, Revolving Fund, Ser. A:
5.00%, 07/15/2017	$8,320,000	$8,343,462
5.25%, 07/15/2014	3,000,000	3,009,270
5.50%, 07/15/2021	665,000	667,427
Wenatchee, WA Storm Drain RB:
5.00%, 12/01/2012	180,000	180,499
5.05%, 12/01/2013	190,000	190,519
Wenatchee, WA Water & Sewer RB:
5.00%, 12/01/2012	110,000	110,305
5.05%, 12/01/2013	115,000	115,314

		33,006,250

Total Municipal Obligations (cost $600,797,441)		598,520,083

	Shares	Value

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.30% q ø (cost $31,315,801)	31,315,801	31,315,801

Total Investments (cost $632,113,242) 100.7%		629,835,884
Other Assets and Liabilities (0.7%)		(4,301,918)

Net Assets 100.0%		$625,533,966

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HAD	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RIB	Residual Interest Bonds
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

10

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2009:

New York	12.3%
Illinois	11.7%
Florida	9.2%
Texas	8.4%
Ohio	6.9%
New Jersey	6.7%
Massachusetts	5.0%
California	3.9%
Georgia	3.3%
Michigan	3.0%
Utah	2.6%
Pennsylvania	2.1%
South Carolina	2.0%
Wisconsin	1.6%
Washington	1.5%
Rhode Island	1.4%
Louisiana	1.4%
Missouri	1.1%
Nebraska	1.1%
Arizona	1.1%
Oregon	1.1%
Indiana	0.9%
Minnesota	0.8%
New Mexico	0.7%
Connecticut	0.7%
West Virginia	0.7%
Virginia	0.6%
Colorado	0.6%
Mississippi	0.5%
Maine	0.4%
District of Columbia	0.3%
Tennessee	0.2%
Maryland	0.2%
Alaska	0.2%
North Dakota	0.2%
New Hampshire	0.1%
Oklahoma	0.1%
North Carolina	0.1%
Alabama	0.1%
Puerto Rico	0.1%
Hawaii	0.1%
Non-state specific	5.0%

100.0%

On August 31, 2009, the aggregate cost of securities for federal income tax purposes was $632,168,639. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,440,041 and $7,772,796, respectively, with a net unrealized depreciation of $2,332,755.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$597,554,968	$965,115	$598,520,083
Short-term investments	31,315,801	0	0	31,315,801

	$31,315,801	$597,554,968	$965,115	$629,835,884

11

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Debt securities issued
by states in the
U.S. and its political
subdivisions

Balance as of June 1, 2009	$1,001,000
Realized gains or losses	0
Change in unrealized gains or losses	14,115
Net purchases (sales)	(50,000)
Transfers in and/or out of Level 3	0

Balance as of August 31, 2009	$965,115

Change in unrealized gains or losses included in earnings relating to securities still held at August 31, 2009	$(135)

12

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: October 29, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: October 29, 2009